Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 385,678
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750
Policyholder liabilities on the consolidated statement of financial position	391,924
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	402,119	$ 551,790
Policyholder liabilities on the consolidated statement of financial position	385,492	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	20,180
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Reclassification of UK and Europe's liabilities as held for distribution		(210,002)
Premiums	18,611	18,936
Surrenders	(9,538)	(10,261)
Maturities/deaths	(2,946)	(3,022)
Net flows	6,127	5,653
Shareholders' transfers post-tax	(54)	(49)
Investment-related items and other movements	3,015	29,733
Foreign exchange translation differences	(1,580)	547
Ending Balance	409,627	377,672
Policyholder liabilities on the consolidated statement of financial position	391,707	362,872
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Average policyholder liability balances	400,743	356,258
Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	331,811	339,996
Reclassification of UK and Europe's liabilities as held for distribution		(51,911)
Premiums	14,020	14,212
Surrenders	(9,157)	(9,993)
Maturities/deaths	(2,270)	(2,311)
Net flows	2,593	1,908
Investment-related items and other movements	(372)	23,886
Foreign exchange translation differences	(1,052)	315
Policyholder liabilities	332,980	314,194
Policyholder liabilities on the consolidated statement of financial position	320,572	303,141
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Unallocated to a segment (Other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	186	50
Policyholder liabilities on the consolidated statement of financial position	217	61
Unallocated to a segment (Other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	217	61
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	132,570	105,408
Policyholder liabilities on the consolidated statement of financial position	115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates	11,877	10,374
Premiums	9,746	9,800
Surrenders	(2,083)	(1,982)
Maturities/deaths	(1,153)	(1,278)
Net flows	6,510	6,540
Shareholders' transfers post-tax	(54)	(49)
Investment-related items and other movements	6,526	7,947
Foreign exchange translation differences	(1,580)	547
Ending Balance	143,972	120,393
Policyholder liabilities on the consolidated statement of financial position	126,052	105,593
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,512	3,747
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
Average policyholder liability balances	133,141	109,428
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	62,262	51,705
Premiums	5,155	5,076
Surrenders	(1,702)	(1,714)
Maturities/deaths	(477)	(567)
Net flows	2,976	2,795
Investment-related items and other movements	3,139	2,100
Foreign exchange translation differences	(1,052)	315
Policyholder liabilities	67,325	56,915
Policyholder liabilities on the consolidated statement of financial position	54,917	45,862
Group's share of policyholder liabilities of joint ventures and associates	12,408	11,053
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	269,549	236,380
Policyholder liabilities on the consolidated statement of financial position	269,549	236,380
Premiums	8,865	9,136
Surrenders	(7,455)	(8,279)
Maturities/deaths	(1,793)	(1,744)
Net flows	(383)	(887)
Investment-related items and other movements	(3,511)	21,786
Ending Balance	265,655	257,279
Policyholder liabilities on the consolidated statement of financial position	265,655	257,279
Average policyholder liability balances	267,602	246,830
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	269,549	236,380
Premiums	8,865	9,136
Surrenders	(7,455)	(8,279)
Maturities/deaths	(1,793)	(1,744)
Net flows	(383)	(887)
Investment-related items and other movements	(3,511)	21,786
Policyholder liabilities	265,655	257,279
Policyholder liabilities on the consolidated statement of financial position	$ 265,655	257,279
Discontinued UK and Europe | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		210,002
Policyholder liabilities on the consolidated statement of financial position		193,020
Unallocated surplus of with-profits funds on the consolidated statement of financial position		16,982
Reclassification of UK and Europe's liabilities as held for distribution		(210,002)
Discontinued UK and Europe | Operating segments after elimination of intra-group amounts, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities		51,911
Reclassification of UK and Europe's liabilities as held for distribution		$ (51,911)